Contractual Obligations, Commercial Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
THE DAYTON POWER AND LIGHT COMPANY [Member]
Schedule Of Contractual Obligations And Commercial Commitments
We enter into various contractual obligations and other commercial commitments that may affect the liquidity of our operations. At December 31, 2018, these include:

	Payments due in:
$ in millions	Total	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years
Electricity purchase commitments	$209.4	$139.5	$69.9	$—	$—
Purchase orders and other contractual obligations	$39.8	$11.3	$14.7	$13.8	$—